Statements of Net Assets Available for Benefits - EBP 001 [Member] - USD ($)	Dec. 31, 2025		Dec. 31, 2024
Assets
Investments at fair value (Note 3)	$ 37,314,403		$ 30,958,251
Employer contributions receivable	127,908		0
Notes receivable from participants	866,483	[1]	932,348
Net Assets Available for Benefits	$ 38,308,794		$ 31,890,599

[1]	Represents a party-in-interest (Note 5).